RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Disclosure of related party transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

11. RELATED PARTY TRANSACTIONS

Related party transactions not otherwise described in these consolidated financial statements are shown below. The remuneration of the Company's directors and other members of key management, being the Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer who have the authority and responsibility for planning, directing and controlling the activities of the Company consist of the following amounts:

	December 31,	December 31,	December 31,
	2025	2024	2023
Management Compensation	$791,923	$743,846	$720,500
Directors' fees	$124,375	$127,625	$149,000
	$916,298	$871,471	$869,500

During the twelve months ended December 31, 2024, the Company paid consulting fees of $30,000 (2023 - $60,000) to a consulting company owned by the spouse of the previous Chief Executive Officer. The consulting agreement was terminated at the end of the second quarter of 2024.